Note 7 - Capital Stock and Reserves - Weighted Average Assumptions (Details)	Jun. 30, 2024	Mar. 31, 2024
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Fair value of option [member]
Statement Line Items [Line Items]
Assumptions	3.71	3.77
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	4	4
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	2	2
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.043	0.035
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.009	1.1096
Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0
Agent warrants [member] | Fair value of option [member]
Statement Line Items [Line Items]
Assumptions	1.96	7.95
Agent warrants [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	3.4	8.09
Agent warrants [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	2	4.78
Agent warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.043	0.0409
Agent warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.009	1.13
Agent warrants [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0